Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue by major revenue stream - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Category of Revenue:
Total	$ 10,814,656	$ 15,026,991	$ 7,735,185
Tutorial service revenue [Member]
Category of Revenue:
Total	9,279,210	13,518,061	6,827,677
Logistic and consulting services [Member]
Category of Revenue:
Total	1,535,446	1,508,930	907,508
Services transferred over time [Member]
Category of Revenue:
Total	10,156,547	13,883,717	7,194,705
Goods transferred at a point in time [Member]
Category of Revenue:
Total	$ 658,109	$ 1,143,274	$ 540,480